UNAUDITED PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEET (Parentheticals)	Jan. 03, 2012 USD ($)	Jan. 03, 2012 GBP (£)	Sep. 30, 2011 USD ($)	Jan. 03, 2012 Trademarks and Tradenames USD ($)	Jan. 03, 2012 Trademarks and Tradenames GBP (£)	Sep. 30, 2011 Trademarks and Tradenames USD ($)	Jan. 03, 2012 Patents USD ($)	Jan. 03, 2012 Patents GBP (£)	Sep. 30, 2011 Patents USD ($)	Jan. 03, 2012 Developed Software USD ($)	Jan. 03, 2012 Developed Software GBP (£)	Sep. 30, 2011 Developed Software USD ($)
Cash at closing	$ 155,330	£ 100,000	$ 156,250
Cash due on January 4, 2013	155,330	100,000	156,250
Stock consideration	287,000	184,768	288,700
Business Acquisition, Cost of Acquired Entity, Purchase Price, Total	597,660	384,768	601,200
Acquired Finite-lived Intangible Asset	670,849	431,886	674,822	121,157	78,000	121,875	180,183	116,000	181,250	363,472	234,000	365,625
Loan	73,667	47,426	74,103
Accounts payable balances	9,175	5,907	9,230
Directors fees	13,980	9,000	14,063
Business Acquisition, Purchase Price Allocation, Current Liabilities, Total	96,822	62,333	97,395
Negative Goodwill	$ 73,622